AB Sustainable International Thematic Fund

Portfolio of Investments

September 30, 2025 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 97.0%
Financials – 24.1%
Banks – 8.9%
Erste Group Bank AG	264,355	$25,986,768
HDFC Bank Ltd.	1,869,280	20,032,525
Intesa Sanpaolo SpA	1,967,817	13,025,328
NatWest Group PLC	1,570,977	11,096,365
NU Holdings Ltd./Cayman Islands - Class A(a)	649,278	10,394,941

		80,535,927

Capital Markets – 6.0%
London Stock Exchange Group PLC	187,800	21,537,489
Partners Group Holding AG	14,249	18,643,545
TMX Group Ltd.	372,883	14,264,777

		54,445,811

Consumer Finance – 2.1%
Credit Saison Co., Ltd.	329,100	8,775,380
Gentera SAB de CV	3,831,060	9,972,241

		18,747,621

Insurance – 7.1%
AIA Group Ltd. - Class H	4,206,600	40,315,910
Beazley PLC	1,974,944	24,153,509

		64,469,419

		218,198,778

Information Technology – 22.4%
Communications Equipment – 2.0%
Xiaomi Corp. - Class H(a)	2,566,200	17,834,955

Electronic Equipment, Instruments & Components – 5.7%
Halma PLC	817,543	38,057,256
IsuPetasys Co., Ltd.	262,420	13,388,103

		51,445,359

Semiconductors & Semiconductor Equipment – 9.5%
Infineon Technologies AG	669,245	26,254,596
MediaTek, Inc.	268,000	11,623,093
NXP Semiconductors NV	43,069	9,808,103
Taiwan Semiconductor Manufacturing Co., Ltd.	882,000	38,312,164

		85,997,956

Software – 3.4%
Kinaxis, Inc.(a)	46,170	5,959,934
SAP SE	94,576	25,324,353

		31,284,287

Technology Hardware, Storage & Peripherals – 1.8%
Lenovo Group Ltd. - Class H	10,982,000	16,273,014

		202,835,571

Health Care – 17.5%
Health Care Equipment & Supplies – 10.8%
Alcon AG	230,404	17,329,804
BioMerieux	62,020	8,324,230
Eckert & Ziegler SE	677,320	14,220,847
Shandong Weigao Group Medical Polymer Co., Ltd. - Class H	14,183,600	10,589,469
STERIS PLC	90,601	22,418,311
Terumo Corp.	1,519,892	25,072,931

		97,955,592

Health Care Providers & Services – 1.0%
Apollo Hospitals Enterprise Ltd.	112,669	9,441,524

Pharmaceuticals – 5.7%
Galderma Group AG(a)	115,430	20,408,059
Roche Holding AG	93,693	31,198,229

		51,606,288

		159,003,404

Company	Shares			U.S. $ Value

Industrials – 14.5%
Commercial Services & Supplies – 2.5%
Veralto Corp.		214,742		$22,893,645

Construction & Engineering – 1.7%
WSP Global, Inc.		79,634		15,649,852

Electrical Equipment – 3.8%
Prysmian SpA		340,437		33,880,797

Machinery – 1.4%
Kardex Holding AG (REG)		33,370		13,038,828

Professional Services – 5.1%
Experian PLC		411,553		20,671,143
MEITEC Group Holdings, Inc.		304,200		6,562,108
RELX PLC		388,516		18,562,844

				45,796,095

				131,259,217

Consumer Staples – 4.8%
Food Products – 3.8%
Danone SA		398,789		34,747,788

Personal Care Products – 1.0%
Unilever PLC		144,332		8,531,269

				43,279,057

Consumer Discretionary – 4.0%
Broadline Retail – 4.0%
MercadoLibre, Inc.(a)		8,769		20,492,627
Sea Ltd. (ADR)(a)		89,310		15,962,376

				36,455,003

Energy – 3.2%
Oil, Gas & Consumable Fuels – 3.2%
Cameco Corp.		342,993		28,763,393

Utilities – 2.8%
Water Utilities – 2.8%
Cia de Saneamento Basico do Estado de Sao Paulo SABESP		1,016,157		25,234,717

Communication Services – 2.0%
Entertainment – 2.0%
Spotify Technology SA(a)		26,380		18,413,240

Materials – 1.7%
Chemicals – 1.7%
Nissan Chemical Corp.		428,500		15,521,861

Total Common Stocks (cost $667,330,320)				878,964,241

SHORT-TERM INVESTMENTS – 2.5%
Investment Companies – 2.3%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 3.97%(b)(c)(d) (cost $20,943,859)		20,943,859		20,943,859

	Principal Amount (000)

Time Deposits – 0.2%
BBH, New York (0.60)%, 10/01/2025	CHF	71		89,793
0.65%, 10/01/2025	DKK	999		157,148
0.82%, 10/01/2025	SEK	847		89,970
2.64%, 10/01/2025	NOK	1,602		160,511
4.88%, 10/01/2025	ZAR	0	*	4

	Principal Amount (000)		U.S. $ Value

Citibank, London 0.79%, 10/01/2025	EUR	77	$90,867
2.92%, 10/01/2025	GBP	67	89,978
Citibank, New York 3.44%, 10/01/2025	U.S.$	300	300,000
HSBC, Hong Kong 2.14%, 10/02/2025	HKD	705	90,606
Royal Bank of Canada, Toronto 1.33%, 10/01/2025	CAD	135	97,268
SMBC, Tokyo 0.12%, 10/01/2025	JPY	13,376	90,447

Total Time Deposits (cost $1,256,592)			1,256,592

Total Short-Term Investments (cost $22,200,451)			22,200,451

Total Investments – 99.5% (cost $689,530,771)(e)			901,164,692
Other assets less liabilities – 0.5%			4,466,446

Net Assets – 100.0%			$905,631,138

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation (Depreciation)
Bank of America NA	KRW	4,510,062	USD	3,260	10/14/2025	$46,478
Bank of America NA	USD	2,304	KRW	3,175,483	10/14/2025	(41,201)
Bank of America NA	CNH	48,870	USD	6,840	10/16/2025	(23,459)
Bank of America NA	USD	2,746	CNH	19,557	10/16/2025	375
Bank of America NA	USD	5,748	CAD	7,932	11/14/2025	(36,574)
Bank of America NA	TWD	266,374	USD	8,995	11/21/2025	218,597
Bank of America NA	GBP	65,135	USD	88,990	12/05/2025	1,377,703
Barclays Bank PLC	BRL	116,290	USD	21,865	10/02/2025	14,995
Barclays Bank PLC	USD	21,733	BRL	116,290	10/02/2025	116,827
Barclays Bank PLC	KRW	4,469,193	USD	3,248	10/14/2025	64,019
Barclays Bank PLC	USD	3,110	IDR	50,768,640	10/24/2025	(68,166)
Barclays Bank PLC	JPY	352,872	USD	2,392	10/30/2025	(1,812)
Barclays Bank PLC	BRL	116,290	USD	21,566	11/04/2025	(99,741)
Barclays Bank PLC	USD	17,135	SEK	160,819	11/20/2025	1,267
Barclays Bank PLC	USD	2,287	CHF	1,806	11/21/2025	(4,359)
BNP Paribas SA	TWD	71,982	USD	2,382	11/21/2025	10,537
Brown Brothers Harriman & Co.	HKD	42,772	USD	5,488	10/14/2025	(9,484)
Brown Brothers Harriman & Co.	USD	2,278	HKD	17,776	10/14/2025	6,846
Brown Brothers Harriman & Co.	USD	2,513	CAD	3,447	11/14/2025	(31,378)
Brown Brothers Harriman & Co.	USD	12,969	GBP	9,491	12/05/2025	(202,234)
Citibank NA	USD	26,809	KRW	36,764,185	10/14/2025	(614,508)
Citibank NA	CNH	16,156	USD	2,267	10/16/2025	(1,871)
Citibank NA	USD	2,357	CNH	16,810	10/16/2025	3,845
Citibank NA	CHF	6,357	USD	8,063	11/21/2025	28,540
Citibank NA	CHF	6,351	USD	7,985	11/21/2025	(41,829)
Citibank NA	USD	13,241	INR	1,165,032	11/21/2025	(166,277)
Citibank NA	USD	10,947	GBP	8,178	12/05/2025	53,493
Deutsche Bank AG	USD	3,098	CNH	22,107	10/16/2025	7,059
HSBC Bank USA	USD	5,254	ILS	17,969	10/22/2025	170,872
HSBC Bank USA	JPY	401,698	USD	2,737	10/30/2025	11,704
JPMorgan Chase Bank NA	BRL	14,784	USD	2,718	10/02/2025	(59,676)
JPMorgan Chase Bank NA	USD	2,780	BRL	14,784	10/02/2025	(1,906)
JPMorgan Chase Bank NA	USD	2,648	HKD	20,590	10/14/2025	(1,277)
JPMorgan Chase Bank NA	JPY	367,107	USD	2,490	10/30/2025	6
JPMorgan Chase Bank NA	USD	2,420	JPY	356,270	10/30/2025	(2,896)
JPMorgan Chase Bank NA	CAD	3,144	USD	2,289	11/14/2025	25,538
JPMorgan Chase Bank NA	EUR	2,192	USD	2,594	11/21/2025	12,671
JPMorgan Chase Bank NA	TWD	100,035	USD	3,310	11/21/2025	14,249
Morgan Stanley Capital Services LLC	BRL	101,506	USD	18,484	10/02/2025	(588,143)
Morgan Stanley Capital Services LLC	USD	19,085	BRL	101,506	10/02/2025	(13,089)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation (Depreciation)
Morgan Stanley Capital Services LLC	USD	6,247	ZAR	112,776	10/14/2025	$278,049
Morgan Stanley Capital Services LLC	USD	39,052	CNH	279,078	10/16/2025	141,249
Morgan Stanley Capital Services LLC	MXN	72,269	USD	3,821	10/22/2025	(116,015)
Morgan Stanley Capital Services LLC	USD	72,600	JPY	10,630,698	10/30/2025	(482,568)
Morgan Stanley Capital Services LLC	USD	2,330	CAD	3,215	11/14/2025	(14,885)
Morgan Stanley Capital Services LLC	USD	3,481	NOK	34,876	11/20/2025	14,146
Morgan Stanley Capital Services LLC	EUR	4,881	USD	5,810	11/21/2025	62,355
Morgan Stanley Capital Services LLC	USD	2,349	TWD	71,037	11/21/2025	(8,891)
Morgan Stanley Capital Services LLC	USD	8,530	SGD	10,815	12/18/2025	(96,838)
NatWest Markets PLC	USD	38,978	AUD	60,208	11/07/2025	882,884
Societe Generale	USD	36,818	EUR	31,203	11/21/2025	(73,937)
Standard Chartered Bank	KRW	9,353,875	USD	6,742	10/14/2025	77,682
State Street Bank & Trust Co.	HKD	217,521	USD	27,899	10/14/2025	(61,047)
UBS AG	CHF	27,603	USD	35,079	11/21/2025	192,940

						$970,865

*	Principal amount less than 500.
(a)	Non-income producing security.
(b)	The rate shown represents the 7-day yield as of period end.
(c)

To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

(d)	Affiliated investments.
(e)

As of September 30, 2025, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $223,208,329 and gross unrealized depreciation of investments was $(10,603,543), resulting in net unrealized appreciation of $212,604,786.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub–ndices as classified by the GICS for each of the market capitalization indices in the broad market.

Currency Abbreviations:

AUD – Australian Dollar

BRL – Brazilian Real

CAD – Canadian Dollar

CHF – Swiss Franc

CNH – Chinese Yuan Renminbi (Offshore)

DKK – Danish Krone

EUR – Euro

GBP – Great British Pound

HKD – Hong Kong Dollar

IDR – Indonesian Rupiah

ILS – Israeli Shekel

INR – Indian Rupee

JPY – Japanese Yen

KRW – South Korean Won

MXN – Mexican Peso

NOK – Norwegian Krone

SEK – Swedish Krona

SGD – Singapore Dollar

TWD – New Taiwan Dollar

USD – United States Dollar

ZAR – South African Rand

Glossary:

ADR – American Depositary Receipt

REG – Registered Shares

COUNTRY BREAKDOWN1

September 30, 2025 (unaudited)

13.5%	United Kingdom
12.4%	United States
9.2%	Switzerland
7.3%	Germany
7.2%	Canada
6.2%	Brazil
6.2%	Japan
5.5%	Taiwan
5.2%	Italy
5.0%	China
4.8%	France
4.5%	Hong Kong
3.3%	India
7.2%	Other
2.5%	Short-Term Investments

100.0%	Total Investments

[1]

The Fund’s country breakdown is expressed as a percentage of total investments and may vary over time. The Fund also enters into derivative transactions, which may be used for hedging or investment purposes (see “Portfolio of Investments” section of the report for additional details). “Other” country weightings represent 2.9% or less in the following: Austria, Singapore, South Korea and Mexico.

AB Sustainable International Thematic Fund

September 30, 2025 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which are then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of September 30, 2025:

Investments in Securities	Level 1	Level 2		Level 3	Total
Assets:
Common Stocks:
Financials	$34,631,959	$183,566,819		$-0-	$218,198,778
Information Technology	15,768,037	187,067,534		-0-	202,835,571
Health Care	33,007,780	125,995,624		-0-	159,003,404
Industrials	38,543,497	92,715,720		-0-	131,259,217
Consumer Staples	-0-	43,279,057		-0-	43,279,057
Consumer Discretionary	36,455,003	-0-		-0-	36,455,003
Energy	28,763,393	-0-		-0-	28,763,393
Utilities	25,234,717	-0-		-0-	25,234,717
Communication Services	18,413,240	-0-		-0-	18,413,240
Materials	-0-	15,521,861		-0-	15,521,861
Short-Term Investments:
Investment Companies	20,943,859	-0-		-0-	20,943,859
Time Deposits	1,256,592	-0-		-0-	1,256,592

Total Investments in Securities	253,018,077	648,146,615	+	-0-	901,164,692
Other Financial Instruments*:
Assets
Forward Currency Exchange Contracts	-0-	3,834,926		-0-	3,834,926
Liabilities
Forward Currency Exchange Contracts	-0-	(2,864,061)		-0-	(2,864,061)

Total	$253,018,077	$649,117,480		$-0-	$902,135,557

+

A significant portion of the Fund’s foreign equity investments are categorized as Level 2 investments since they are valued using fair value prices based on third party vendor modeling tools to the extent available.

*

Other financial instruments include derivative instruments, such as futures, forwards and swaps. Derivative instruments are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

A summary of the Fund’s transactions in AB mutual funds for the three months ended September 30, 2025 is as follows:

Fund	Market Value 6/30/25 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 9/30/25 (000)	Dividend Income (000)
AB Government Money Market Portfolio	$41,228	$43,664	$63,948	$20,944	$343